Derivatives (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about hedges [Abstract]
Details of derivative assets and derivative liabilities

(1) Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Nominal amount	Assets		Liabilities
		For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	272,778	—	—	—	—	—
Swaps	143,307,983	12,395	218,551	—	34,540	232,719
Purchase options	660,000	—	10,897	—	—	—
Written options	785,000	—	—	—	—	11,731
Currency:
Futures	371,529	—	—	—	—	—
Forwards	80,082,126	—	1,200,200	—	—	1,164,623
Swaps	56,427,354	—	806,790	32,965	—	750,377
Purchase options	2,635,551	—	36,079	—	—	—
Written options	4,651,496	—	—	—	—	49,352
Equity:
Futures	124,009	—	—	—	—	—
Swaps	435,790	—	3,021	—	—	4,542
Purchase options	4,272,150	—	115,210	—	—	—
Written options	5,661,146	—	—	—	—	163,966
Others:
Futures	965	—	—	—	—	—
Forward	5,618	—	—	—	—	—
Swaps	8,081	—	463	—	—	440

Total	299,701,576	12,395	2,391,211	32,965	34,540	2,377,750

	December 31, 2017
	Nominal amount	Assets		Liabilities
		For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	75,845	—	—	—	—	—
Swaps	130,197,378	59,272	223,935	—	12,103	253,972
Purchase options	630,000	—	12,346	—	—	—
Written options	795,000	—	—	—	—	12,869

	December 31, 2017
	Nominal amount	Assets		Liabilities
		For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Currency:
Futures	318,217	—	—	—	—	—
Forwards	72,526,956	—	1,314,368	—	—	1,375,799
Swaps	48,176,306	—	1,352,924	55,651	—	1,347,905
Purchase options	2,291,154	—	64,267	—	—	—
Written options	4,038,237	—	—	—	—	58,687
Equity:
Futures	91,436	—	—	—	—	—
Swaps	15,000	—	103	—	—	10
Purchase options	5,060,706	—	146,775	—	—	—
Written options	4,504,290	—	—	—	—	99,770
Others:
Futures	—	—	—	—	—	—
Swaps	7,805	—	1,057	—	—	1,037
Purchase options	—	—	—	—	—	—
Written options	5,000	—	—	—	—	100

Total	268,733,330	59,272	3,115,775	55,651	12,103	3,150,149

Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives held for hedging are presented as a separate line item in the consolidated statements of financial position.

Details of nominal amounts of the hedging instrument

(3)	The nominal amounts of the hedging instrument as of June 30, 2018 are as follows (Unit: USD, SGD):

	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedging derivatives
Interest rate risk
Interest rate swap (USD)	500,000,000	1,350,000,000	1,000,000,000	2,850,000,000
Cash flow hedge
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	50,000,000	450,000,000	—	500,000,000
Foreign currencies translation risk
Currency swap (SGD)	—	204,000,000	—	204,000,000

Details of average interest rate and average currency rate of the hedging instrument

(4)	The average interest rate and average currency rate of the hedging instrument as of June 30, 2018 are as follows:

Average interest rate and average currency rate
Fair value hedging derivatives
Interest rate risk
Interest rate swaps (USD)	Fixed 3.98% receipt and 3.96% floating paid
Cash flow hedge
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 2.65% receipt, KRW 1.71% paid, USD/KRW = 1,173 Won
Foreign currencies translation risk
Currency swap (SGD)	SGD 1.91% receipt, KRW 1.98% paid, SGD/KRW = 828 Won

Details of amounts related to items designated as heding instruments

(5)	The amounts related to items designated as hedging instruments as of June 30, 2018 are as follows (Unit: Korean Won in millions, USD, SGD):

		Carrying amounts of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located
	Nominal amounts of the hedging instrument	Assets	Liabilities		Changing in fair value used for calculating hedge ineffectiveness
Fair value hedge
Interest rate risk
Interest rate swaps	USD2,850,000,000	12,395	34,540	Derivative assets, Derivative liabilities	(62,246)
Cash flow hedge
Foreign currencies translation risk and interest rate risk
Currency swap	USD500,000,000	—	27,594	Derivative liabilities	22,013
Foreign currencies translation risk
Currency swap	SGD204,000,000	—	5,372	Derivative liabilities	672

Details of carrying amount to hedge and amount due to hedge accounting

(6)	Details of carrying amount to hedged and amount adjusted due to hedge accounting as of June 30, 2018 are as follows (Unit: Korean won in millions):

	Carrying amounts of the hedging item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedging
Interest rate risk
Debenture	—	3,150,145	—	60,732	Debentures	66,455	—
Cash flow hedge
Foreign currencies translation risk and interest rate risk
Debenture	—	558,258	—	—	Debentures	(21,725)	(1,665)
Foreign currencies translation risk
Debenture	—	166,229	—	—	Debentures	(505)	(3,770)

(*)	Amount after tax deduction

Details of amounts recognized in profit or loss due to the ineffective portion of fair value hedges

(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges during the current period are as follows (Unit: Korean Won in millions):

		Hedge ineffectiveness recognized in profit or loss	Line item in the profit that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	4,209	Other net operating income

Details of reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges

(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges is as follows (Unit: Korean Won in millions):

		Changes in the value of hedging instruments recognized in cash flow hedge reserve	Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss because of the reclassification
Cash flow hedge	Foreign currencies translation risk and interest rate risk	22,043	(30)	Other net operating expense	25,049	Other net operating income
	Foreign currencies translation risk	672	—	Other net operating income	3,894	Other net operating income